New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

3. NEW ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU requires an entity to disclose both gross and net information about financial instruments and transactions eligible for offset on the Consolidated Balance Sheets as well as financial instruments and transactions executed under a master netting or similar arrangement. The ASU was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on an entity’s financial position. This ASU was required to be applied retrospectively and was effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of this ASU did not have an impact on the Company’s Consolidated Financial Statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts. This ASU was required to be applied prospectively and was effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this ASU did not have a significant impact on the Company’s Consolidated Financial Statements.

Recent Accounting Guidance Not Yet Adopted

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU provides guidance on the presentation of unrecognized tax benefits. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this ASU is not anticipated to have a significant impact on the Company’s Consolidated Financial Statements.